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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-05646
                                   ---------------------------------------------

                             New Century Portfolios
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

 40 William Street, Suite 100         Wellesley, Massachusetts         02481
--------------------------------------------------------------------------------
            (Address of principal executive offices)                 (Zip code)

                            Nicole M. Tremblay, Esq.

Weston Financial Group, Inc.  40 William Street  Wellesley, Massachusetts  02481
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (781) 235-7055
                                                    ----------------------------

Date of fiscal year end:        October 31, 2009
                            --------------------------

Date of reporting period:       July 31, 2009
                            --------------------------

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.     SCHEDULE OF INVESTMENTS.

NEW CENTURY CAPITAL PORTFOLIO
SCHEDULE OF INVESTMENTS
JULY 31, 2009 (UNAUDITED)

INVESTMENT COMPANIES - 94.1%                              SHARES       VALUE
--------------------------------------------------------------------------------
LARGE-CAP FUNDS - 39.9%
   Amana Trust Income                                    145,625   $  3,777,504
   American Funds AMCAP - Class A                        156,403      2,272,537
   American Funds Growth Fund of America -
      Class A                                            298,067      7,281,779
   Fidelity Capital Appreciation                         202,540      3,655,848
   iShares Russell 1000 Growth Index (a)                     235         10,276
   iShares Russell 1000 Value Index (a)                   28,800      1,467,360
   iShares S&P 500 Growth Index (a)                       64,900      3,309,900
   iShares S&P 500 Index (a)                              17,350      1,719,905
   iShares S&P 500 Value Index (a)                        51,500      2,438,010
   Marsico 21st Century                                  405,656      4,239,107
   Vanguard 500 Index - Investor Shares                   34,412      3,136,305
                                                                   ------------
                                                                     33,308,531
                                                                   ------------
SECTOR FUNDS - 19.0%
   Biotech HOLDRs Trust (a)                               11,700      1,193,049
   Consumer Staples Select Sector SPDR (a)                74,200      1,819,384
   Fidelity Select Utilities Growth                       71,234      2,978,990
   iShares Dow Jones U.S. Energy Sector
      Index (a)                                          156,200      4,709,430
   iShares Dow Jones U.S. Transportation
      Average Index (a)                                    7,500        482,175
   iShares S&P North American Natural
      Resources Index (a)                                 31,800        945,414
   PowerShares Dynamic Biotechnology &
      Genome (a) (b)                                      58,600        942,874
   PowerShares Dynamic Food & Beverage (a)                77,200      1,054,552
   PowerShares Dynamic Pharmaceuticals (a)                59,300        957,102
   SPDR Gold Trust (a) (b)                                 8,000        746,800
                                                                   ------------
                                                                     15,829,770
                                                                   ------------
INTERNATIONAL FUNDS - 14.8%
   First Eagle Global - Class A                           63,341      2,327,139
   iShares MSCI EAFE Growth Index (a)                     34,600      1,737,612
   iShares MSCI EAFE Index (a)                            40,200      2,026,482
   iShares MSCI EAFE Value Index (a)                      39,000      1,809,990
   iShares MSCI Emerging Markets Index (a)               124,200      4,436,424
                                                                   ------------
                                                                     12,337,647
                                                                   ------------
MID-CAP FUNDS - 12.3%
   Goldman Sachs Growth Opportunities -
      Class A (b)                                        186,024      3,045,218
   iShares S&P MidCap 400 Growth Index (a)                18,000      1,211,580
   iShares S&P MidCap 400 Value Index (a)                 73,000      4,158,080
   Janus Orion                                           117,840        986,325
   S&P MidCap 400 Depositary Receipts (a)                  7,200        821,088
                                                                   ------------
                                                                     10,222,291
                                                                   ------------
SMALL-CAP FUNDS - 8.1%
   Buffalo Small Cap (b)                                  58,258      1,222,845
   iShares S&P SmallCap 600 Growth Index (a)              54,600      2,757,300
   iShares S&P SmallCap 600 Value Index (a)               53,700      2,811,732
                                                                   ------------
                                                                      6,791,877
                                                                   ------------

TOTAL INVESTMENT COMPANIES (Cost $72,455,454)                      $ 78,490,116
                                                                   ------------

NEW CENTURY CAPITAL PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)

MONEY MARKET FUNDS - 5.9%                                 SHARES       VALUE
--------------------------------------------------------------------------------
AIM STIT-STIC Prime Portfolio (The) - Institutional
   Class, 0.10% (c) (Cost $4,950,746)                  4,950,746   $  4,950,746
                                                                   ------------

TOTAL INVESTMENTS AT VALUE - 100.0%
   (Cost $77,406,200)                                              $ 83,440,862

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.0%)                          (27,204)
                                                                   ------------

NET ASSETS - 100.0%                                                $ 83,413,658
                                                                   ============


(a)   Exchange-traded fund.
(b)   Non-income producing security.
(c) Variable rate security. The rate shown is the 7-day effective yield as of July 31, 2009.


See accompanying notes to schedules of investments.

NEW CENTURY BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS
JULY 31, 2009 (UNAUDITED)

INVESTMENT COMPANIES - 93.1%                              SHARES       VALUE
--------------------------------------------------------------------------------
SECTOR FUNDS - 16.9%
   Biotech HOLDRs Trust (a)                                7,600   $    774,972
   Consumer Staples Select Sector SPDR (a)                54,000      1,324,080
   Fidelity Select Utilities Growth                       55,287      2,312,097
   iShares Dow Jones U.S. Energy Sector
      Index (a)                                           69,400      2,092,410
   iShares S&P North American Natural
      Resources Index (a)                                 31,800        945,414
   PowerShares Dynamic Biotechnology &
      Genome (a) (b)                                      36,900        593,721
   PowerShares Dynamic Food & Beverage (a)                78,000      1,065,480
   PowerShares Dynamic Pharmaceuticals (a)                40,100        647,214
   SPDR Gold Trust (a) (b)                                 5,300        494,755
                                                                   ------------
                                                                     10,250,143
                                                                   ------------
LARGE-CAP FUNDS - 12.6%
   American Funds AMCAP - Class A                        171,567      2,492,866
   iShares Russell 1000 Growth Index (a)                  19,600        857,108
   iShares Russell 1000 Value Index (a)                   20,300      1,034,285
   iShares S&P 500 Index (a)                              33,400      3,310,942
                                                                   ------------
                                                                      7,695,201
                                                                   ------------
GOVERNMENT BOND FUNDS - 12.1%
   American Century Target Maturities Trust
      Series 2015 - Investor Class                        15,740      1,490,751
   iShares Barclays 3-7 Year Treasury Bond (a)             5,000        555,600
   iShares Barclays Aggregate Bond (a)                    10,000      1,031,000
   ProShares UltraShort 20+ Year Treasury (a)             38,000      1,877,200
   Rydex Inverse Government Long Bond Strategy -
      Investor Class (b)                                 127,984      1,892,876
   Vanguard Inflation-Protected Securities -
      Investor Shares                                     41,736        507,513
                                                                   ------------
                                                                      7,354,940
                                                                   ------------
INTERNATIONAL FUNDS - 10.9%
   First Eagle Global - Class A                          114,262      4,197,970
   iShares MSCI EAFE Index (a)                            48,800      2,460,008
                                                                   ------------
                                                                      6,657,978
                                                                   ------------
WORLDWIDE BOND FUNDS - 9.6%
   Loomis Sayles Global Bond - Institutional Class        86,077      1,319,566
   Templeton Global Bond - Class A                       366,762      4,496,505
                                                                   ------------
                                                                      5,816,071
                                                                   ------------
CORPORATE BOND FUNDS - 8.8%
   Loomis Sayles Bond - Institutional Class              433,248      5,337,613
                                                                   ------------

HIGH QUALITY BOND FUNDS - 6.4%
   Calvert Social Investment - Class I                    71,274      1,050,576
   Dodge & Cox Income                                    226,664      2,876,370
                                                                   ------------
                                                                      3,926,946
                                                                   ------------
MID-CAP FUNDS - 5.3%
   iShares S&P MidCap 400 Value Index (a)                  9,000        512,640
   S&P MidCap 400 Depositary Receipts (a)                 23,580      2,689,063
                                                                   ------------
                                                                      3,201,703
                                                                   ------------
SMALL-CAP FUNDS - 4.4%
   iShares S&P SmallCap 600 Growth Index (a)              30,800      1,555,400
   iShares S&P SmallCap 600 Value Index (a)               21,300      1,115,268
                                                                   ------------
                                                                      2,670,668
                                                                   ------------
HIGH YIELD BOND FUNDS - 3.5%
   Loomis Sayles Institutional High Income               310,478      2,126,772
                                                                   ------------

NEW CENTURY BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)

INVESTMENT COMPANIES - 93.1% (CONTINUED)                  SHARES       VALUE
--------------------------------------------------------------------------------
CONVERTIBLE BOND FUNDS - 2.6%
   Davis Appreciation & Income - Class A                  74,959   $  1,559,146
                                                                   ------------

TOTAL INVESTMENT COMPANIES (Cost $56,314,280)                      $ 56,597,181
                                                                   ------------

MONEY MARKET FUNDS - 6.9%                                 SHARES       VALUE
--------------------------------------------------------------------------------
AIM STIT-STIC Prime Portfolio (The) - Institutional
   Class, 0.10% (c) (Cost $4,192,825)                  4,192,825   $  4,192,825
                                                                   ------------

TOTAL INVESTMENTS AT VALUE - 100.0% (Cost $60,507,105)              $60,790,006

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.0%)                          (22,902)
                                                                   ------------

NET ASSETS - 100.0%                                                $ 60,767,104
                                                                   ============


(a)   Exchange-traded fund.
(b)   Non-income producing security.
(c) Variable rate security. The rate shown is the 7-day effective yield as of July 31, 2009.


See accompanying notes to schedules of investments.

NEW CENTURY OPPORTUNISTIC PORTFOLIO
SCHEDULE OF INVESTMENTS
JULY 31, 2009 (UNAUDITED)

INVESTMENT COMPANIES - 90.2%                              SHARES       VALUE
--------------------------------------------------------------------------------
SECTOR FUNDS - 44.1%
   Biotech HOLDRs Trust (a)                                3,200   $    326,304
   Consumer Staples Select Sector SPDR (a)                12,300        301,596
   iShares Dow Jones U.S. Energy Sector Index (a)         13,200        397,980
   iShares MSCI Emerging Markets Index (a)                31,100      1,110,892
   iShares S&P North American Natural Resources
      Index (a)                                           24,900        740,277
   PowerShares Dynamic Biotechnology &
      Genome (a) (b)                                      26,500        426,385
   PowerShares Dynamic Food & Beverage (a)                35,000        478,100
   PowerShares Dynamic Pharmaceuticals (a)                29,500        476,130
   SPDR Gold Trust (a) (b)                                 1,000         93,350
   Technology Select Sector SPDR (a)                      42,800        843,160
                                                                   ------------
                                                                      5,194,174
                                                                   ------------
LARGE-CAP FUNDS - 26.9%
   iShares S&P 500 Growth Index (a)                       39,400      2,009,400
   iShares S&P 500 Value Index (a)                        16,500        781,110
   Vanguard Growth ETF (a)                                 8,000        371,600
                                                                   ------------
                                                                      3,162,110
                                                                   ------------
MID-CAP FUNDS - 9.1%
   S&P MidCap 400 Depositary Receipts (a)                  9,402      1,072,204
                                                                   ------------

SMALL-CAP FUNDS - 7.1%
   iShares S&P SmallCap 600 Growth Index (a)              12,000        606,000
   iShares S&P SmallCap 600 Value Index (a)                4,400        230,384
                                                                   ------------
                                                                        836,384
                                                                   ------------
INTERNATIONAL FUNDS - 3.0%
   Janus Overseas                                          9,487        354,511
                                                                   ------------

TOTAL INVESTMENT COMPANIES (Cost $10,598,250)                      $ 10,619,383
                                                                   ------------

MONEY MARKET FUNDS - 9.8%                                 SHARES       VALUE
--------------------------------------------------------------------------------
AIM STIT-STIC Prime Portfolio (The) - Institutional
   Class, 0.10% (c) (Cost $1,158,432)                  1,158,432   $  1,158,432
                                                                   ------------

TOTAL INVESTMENTS AT VALUE - 100.0%
   (Cost $11,756,682)                                              $ 11,777,815

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.0%                              5,182
                                                                   ------------

NET ASSETS - 100.0%                                                $ 11,782,997
                                                                   ============


(a)   Exchange-traded fund.
(b)   Non-income producing security.
(c) Variable rate security. The rate shown is the 7-day effective yield as of July 31, 2009.


See accompanying notes to schedules of investments.

NEW CENTURY INTERNATIONAL PORTFOLIO
SCHEDULE OF INVESTMENTS
JULY 31, 2009 (UNAUDITED)

INVESTMENT COMPANIES - 93.3%                              SHARES       VALUE
--------------------------------------------------------------------------------
EUROPE FUNDS - 25.3%
   Franklin Mutual European - Class A                    106,710   $  1,986,933
   iShares MSCI France Index (a)                          10,000        226,100
   iShares MSCI Germany Index (a)                        227,200      4,575,808
   iShares MSCI Spain Index (a)                           37,200      1,683,672
   iShares MSCI Sweden Index (a)                          58,000      1,276,000
   iShares MSCI Switzerland Index (a)                    147,300      2,882,661
   iShares MSCI United Kingdom Index (a)                 244,146      3,498,612
   Ivy European Opportunities - Class A                  115,423      2,273,831
   Vanguard European Stock ETF (a)                        74,200      3,327,870
                                                                   ------------
                                                                     21,731,487
                                                                   ------------
DIVERSIFIED FUNDS - 24.6%
   Columbia Acorn International Select - Class A          56,993      1,175,202
   iShares MSCI EAFE Growth Index (a)                     45,500      2,285,010
   iShares MSCI EAFE Index (a)                            67,800      3,417,798
   iShares MSCI EAFE Value Index (a)                      51,000      2,366,910
   iShares S&P Global Energy Sector Index (a)             92,400      2,947,560
   iShares S&P Global Infrastructure Index (a)            36,600      1,136,430
   iShares S&P Global Materials Index (a)                 26,700      1,404,153
   Janus Overseas                                         77,834      2,908,640
   MainStay International Equity - Class A               204,290      2,353,422
   Templeton Institutional Funds - Foreign Smaller
      Companies Series                                    97,466      1,213,450
                                                                   ------------
                                                                     21,208,575
                                                                   ------------
AMERICAS FUNDS - 20.7%
   Fidelity Canada                                       120,676      5,491,956
   iShares MSCI Canada Index (a)                         126,000      3,049,200
   iShares MSCI Mexico Index (a)                          59,800      2,442,830
   iShares S&P Latin America 40 Index (a)                154,600      5,825,328
   PowerShares DB U.S. Dollar Index Bearish (a) (b)       36,000        985,680
                                                                   ------------
                                                                     17,794,994
                                                                   ------------
ASIA/PACIFIC FUNDS - 17.5%
   Fidelity Japan                                        197,238      2,076,920
   iShares FTSE/Xinhua China 25 Index (a)                111,300      4,659,018
   iShares MSCI Australia Index (a)                      138,100      2,614,233
   iShares MSCI Japan Index (a)                          143,800      1,419,306
   iShares MSCI Pacific ex-Japan Index (a)                64,800      2,312,712
   Matthews Pacific Tiger - Class I                      119,303      2,012,649
                                                                   ------------
                                                                     15,094,838
                                                                   ------------
EMERGING MARKET FUNDS - 5.2%
   iShares MSCI Emerging Markets Index (a)                64,000      2,286,080
   Vanguard Emerging Markets Stock Index (a)              61,000      2,152,690
                                                                   ------------
                                                                      4,438,770
                                                                   ------------

TOTAL INVESTMENT COMPANIES (Cost $70,569,478)                      $ 80,268,664
                                                                   ------------

NEW CENTURY INTERNATIONAL PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)

MONEY MARKET FUNDS - 6.8%                                 SHARES       VALUE
--------------------------------------------------------------------------------
AIM STIT-STIC Prime Portfolio (The) - Institutional
   Class, 0.10% (c) (Cost $5,888,337)                  5,888,337   $  5,888,337
                                                                   ------------

TOTAL INVESTMENTS AT VALUE - 100.1%
   (Cost $76,457,815)                                              $ 86,157,001

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1%)                          (47,036)
                                                                   ------------

NET ASSETS - 100.0%                                                $ 86,109,965
                                                                   ============


(a)   Exchange-traded fund.
(b)   Non-income producing security.
(c) Variable rate security. The rate shown is the 7-day effective yield as of July 31, 2009.


See accompanying notes to schedules of investments.

NEW CENTURY ALTERNATIVE STRATEGIES PORTFOLIO
SCHEDULE OF INVESTMENTS
JULY 31, 2009 (UNAUDITED)

INVESTMENT COMPANIES - 93.5%                              SHARES       VALUE
--------------------------------------------------------------------------------
LONG/SHORT EQUITY FUNDS - 15.2%
   CGM Focus                                              79,402   $  2,112,095
   Diamond Hill Long-Short - Class I                     259,063      3,867,811
   Federated Prudent Bear - Class A (b)                  349,990      2,117,439
   Hussman Strategic Growth                              430,242      5,674,893
   Nakoma Absolute Return (b)                             89,969      1,883,940
   Schwab Hedged Equity - Select Shares                  219,553      2,810,278
   TFS Market Neutral (b)                                188,413      2,756,483
                                                                   ------------
                                                                     21,222,939
                                                                   ------------
ASSET ALLOCATION FUNDS - 14.8%
   Berwyn Income                                         205,086      2,448,724
   FPA Crescent - Class I                                258,710      5,823,552
   Greenspring                                           161,726      3,515,921
   Leuthold Core Investment                              341,287      5,044,215
   Oakmark Equity & Income - Class I                     160,696      3,766,710
                                                                   ------------
                                                                     20,599,122
                                                                   ------------
GLOBAL MACRO FUNDS - 14.6%
   BlackRock Global Allocation - Class A                 290,254      4,821,112
   First Eagle Global - Class A                          195,357      7,177,429
   Franklin Mutual Discovery - Class Z                   136,003      3,454,477
   iPath S&P 500 VIX Short-Term Futures ETN (a) (b)       23,000      1,425,770
   Ivy Asset Strategy - Class A                          171,212      3,494,427
                                                                   ------------
                                                                     20,373,215
                                                                   ------------
MERGER ARBITRAGE FUNDS - 11.6%
   Arbitrage - Class R (b)                               399,426      5,024,782
   Gabelli ABC                                           292,889      2,805,879
   Gabelli Global Deal (c)                               165,774      2,347,360
   Merger                                                392,223      5,902,959
                                                                   ------------
                                                                     16,080,980
                                                                   ------------
HIGH YIELD/FIXED INCOME FUNDS - 9.2%
   Eaton Vance National Municipal - Class I              295,920      2,601,135
   Loomis Sayles Institutional High Income               569,260      3,899,431
   Nuveen Multi-Strategy Income & Growth 2 (c)           230,000      1,449,000
   Oppenheimer International Bond - Class A              259,838      1,613,592
   Principal High Yield - Class A                        142,351      1,042,007
   Western Asset Emerging Markets Debt (c)               143,600      2,238,724
                                                                   ------------
                                                                     12,843,889
                                                                   ------------
NATURAL RESOURCES FUNDS - 8.3%
   Goldman Sachs Commodity Strategy -
      Institutional Shares                               259,316      1,535,152
   Permanent Portfolio                                    20,224        714,720
   PIMCO Commodity Real Return Strategy - Class A        251,798      1,855,748
   PowerShares Water Resources Portfolio (a)             163,000      2,542,800
   RS Global Natural Resources - Class A                  38,866        994,189
   SPDR Gold Trust (a) (b)                                18,000      1,680,300
   T. Rowe Price New Era                                   9,618        358,464
   Vanguard Precious Metals & Minerals -
      Investor Shares                                    109,815      1,864,659
                                                                   ------------
                                                                     11,546,032
                                                                   ------------
DEEP VALUE/DISTRESSED SECURITIES FUNDS - 5.9%
   Fairholme                                             152,724      4,079,258
   Franklin Mutual Beacon - Class Z                      170,558      1,755,046
   Third Avenue Value                                     57,821      2,436,584
                                                                   ------------
                                                                      8,270,888
                                                                   ------------

NEW CENTURY ALTERNATIVE STRATEGIES PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)

INVESTMENT COMPANIES - 93.5% (CONTINUED)                  SHARES       VALUE
--------------------------------------------------------------------------------
REAL ESTATE FUNDS - 5.0%
   AIM Real Estate - Class A                             103,011   $  1,424,643
   Cohen & Steers International Realty - Class I          75,573        787,474
   ING Global Real Estate - Class I                      152,420      1,970,794
   Third Avenue Real Estate Value                        154,939      2,793,559
                                                                   ------------
                                                                      6,976,470
                                                                   ------------
OPTION HEDGED FUNDS - 4.9%
   Eaton Vance Tax-Managed Diversified Equity
      Income (c)                                          80,000      1,014,400
   Gateway - Class A                                     237,834      5,746,061
                                                                   ------------
                                                                      6,760,461
                                                                   ------------
CONVERTIBLE ARBITRAGE FUNDS - 4.0%
   Calamos Market Neutral Income - Class A               506,035      5,611,932
                                                                   ------------

TOTAL INVESTMENT COMPANIES (Cost $135,184,055)                     $130,285,928
                                                                   ------------

STRUCTURED NOTES - 4.5%                                PAR VALUE       VALUE
--------------------------------------------------------------------------------
Credit Suisse, Buffered Accelerated Return Equity
   Security Linked Note, due 03/29/2010             $  1,500,000   $  1,753,350
Credit Suisse, Buffered Accelerated Return Equity
   Security Linked Note, due 05/05/2011                1,250,000      1,454,625
Credit Suisse, Callable Yield Note, due 02/26/2010     1,200,000      1,234,200
Deutsche Bank, Buffered Barrier Rebate Securities
   Linked Note, due 06/30/2010                         1,200,000      1,328,280
Deutsche Bank, Buffered Underlying Security Linked
   Note, due 09/28/2009                                  700,000        440,370
                                                                   ------------

TOTAL STRUCTURED NOTES (Cost $5,850,000)                           $  6,210,825
                                                                   ------------

MONEY MARKET FUNDS - 3.1%                                 SHARES       VALUE
--------------------------------------------------------------------------------
AIM STIT-STIC Prime Portfolio (The) - Institutional
   Class, 0.10% (d) (Cost $4,307,020)                  4,307,020   $  4,307,020
                                                                   ------------

TOTAL INVESTMENTS AT VALUE - 101.1%
   (Cost $145,341,075)                                             $140,803,773

LIABILITIES IN EXCESS OF OTHER ASSETS - (1.1%)                       (1,488,982)
                                                                   ------------

NET ASSETS - 100.0%                                                $139,314,791
                                                                   ============


(a)   Exchange-traded fund.
(b)   Non-income producing security.
(c)   Closed-end fund.
(d) Variable rate security. The rate shown is the 7-day effective yield as of July 31, 2009.


See accompanying notes to schedules of investments.

NEW CENTURY PORTFOLIOS
NOTES TO SCHEDULES OF INVESTMENTS
JULY 31, 2009 (UNAUDITED)
================================================================================

1.    INVESTMENT VALUATION

Investments in shares of other open-end investment companies held by New Century Capital Portfolio, New Century Balanced Portfolio, New Century Opportunistic Portfolio, New Century International Portfolio and New Century Alternative Strategies Portfolio (the "Portfolios") are valued at their net asset value as reported by such companies. The Portfolios may also invest in closed-end investment companies, exchange-traded funds, and to a certain extent, directly in securities. Investments in closed-end investment companies, exchange-traded funds and direct investments in securities are valued at market prices, as described in the paragraph below. The net asset value as reported by open-end investment companies may be based on fair value pricing; to understand the fair value pricing process used by such companies, consult their most current prospectus.

Investments in securities traded on a national securities exchange or included in NASDAQ are generally valued at the last reported sales price, the closing price or the official closing price; and securities traded in the over-the-counter market and listed securities for which no sale is reported on that date are valued at the last reported bid price. It is expected that fixed income securities will ordinarily be traded in the over-the-counter market. When market quotations are not readily available, fixed income securities may be valued on the basis of prices provided by an independent pricing service. Other assets and securities for which no quotations are readily available or for which quotations the Advisor believes do not reflect market value are valued at their fair value as determined in good faith by the Advisor under the procedures established by the Board of Trustees. Short-term investments may be valued at amortized cost which approximates market value.

The Financial Accounting Standards Board's ("FASB") Statement of Financial Accounting Standards ("SFAS") No. 157 "Fair Value Measurements" establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Portfolios' investments. These inputs are summarized in the three broad levels listed below:

      o     Level 1 - quoted prices in active markets for identical securities
      o     Level 2 - other significant observable inputs
      o     Level 3 - significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the investments of New Century Capital Portfolio, New Century Balanced Portfolio, New Century Opportunistic Portfolio, New Century International Portfolio and New Century Alternative Strategies Portfolio's investments as of July 31, 2009:

NEW CENTURY PORTFOLIOS
NOTES TO SCHEDULES OF INVESTMENTS (CONTINUED)
================================================================================

                                          NEW                                          NEW CENTURY
                      NEW CENTURY       CENTURY        NEW CENTURY     NEW CENTURY     ALTERNATIVE
                        CAPITAL         BALANCED      OPPORTUNISTIC   INTERNATIONAL     STRATEGIES
VALUATION INPUTS       PORTFOLIO       PORTFOLIO        PORTFOLIO       PORTFOLIO       PORTFOLIO
--------------------  ------------    ------------    ------------    ------------    ------------
Level 1 - Quoted
Prices                $ 83,440,862    $ 60,790,006    $ 11,777,815    $ 86,157,001    $134,592,948
Level 2 - Other
Significant
Observable Inputs               --              --              --              --       6,210,825
Level 3 -
Significant
Unobservable Inputs             --              --              --              --              --
                      ------------    ------------    ------------    ------------    ------------

Total                 $ 83,440,862    $ 60,790,006    $ 11,777,815    $ 86,157,001    $140,803,773
                      ============    ============    ============    ============    ============

In April 2009, FASB issued Staff Position No. 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" ("FSP 157-4" or the "Position"). FSP 157-4 provides additional guidance for estimating fair value when the volume and level of activity has significantly decreased in relation to normal market activity for the asset or liability. The Position also provides additional guidance on circumstances that may indicate that a transaction is not orderly and requires additional disclosures in annual and interim reporting periods. FSP 157-4 is effective for fiscal periods and interim periods ending after June 15, 2009. Management has evaluated the impact of FSP 157-4 and has concluded that FSP 157-4 has no impact on these Schedules of Investments.

The following is a summary of the inputs used to value New Century Alternative Strategies Portfolio's investments as of July 31, 2009 by security type as required by FSP 157-4:

                          Level 1        Level 2        Level 3        Total
                       ------------   ------------   ------------   ------------

Investment companies   $130,285,928   $         --   $         --   $130,285,928
Structured notes                 --      6,210,825             --      6,210,825
Money market funds        4,307,020             --             --      4,307,020
                       ------------   ------------   ------------   ------------
Total                  $134,592,948   $  6,210,825   $         --   $140,803,773
                       ============   ============   ============   ============

As of July 31, 2009, all of the securities held by New Century Capital Portfolio, New Century Balanced Portfolio, New Century Opportunistic Portfolio and New Century International Portfolio were valued using Level 1 inputs. See each respective Portfolio's Schedule of Investments for a listing of the securities valued using Level 1 inputs by security type and investment objective as required by FSP 157-4.

2.    INVESTMENT TRANSACTIONS

Investment transactions are recorded on a trade date basis. Gains and losses on securities sold are determined on a specific identification method.

NEW CENTURY PORTFOLIOS
NOTES TO SCHEDULES OF INVESTMENTS (CONTINUED)
================================================================================

3.    FEDERAL INCOME TAX

The following information is computed on a tax basis for each item as of July 31, 2009:

                                       NEW                                          NEW CENTURY
                     NEW CENTURY     CENTURY        NEW CENTURY     NEW CENTURY     ALTERNATIVE
                       CAPITAL       BALANCED      OPPORTUNISTIC   INTERNATIONAL     STRATEGIES
                      PORTFOLIO     PORTFOLIO        PORTFOLIO       PORTFOLIO       PORTFOLIO
                    ------------   ------------    ------------    ------------    ------------

Cost of portfolio
investments         $ 77,406,200   $ 60,649,231    $ 11,773,124    $ 76,457,815    $145,992,439
                    ============   ============    ============    ============    ============

Gross unrealized
appreciation        $ 10,252,905   $  3,793,757    $    836,429    $ 14,850,755    $  9,038,155

Gross unrealized
depreciation          (4,218,243)    (3,652,982)       (831,738)     (5,151,569)    (14,226,821)
                    ------------   ------------    ------------    ------------    ------------

Net unrealized
appreciation
(depreciation)      $  6,034,662   $    140,775    $      4,691    $  9,699,186    $ (5,188,666)
                    ============   ============    ============    ============    ============

The difference between the federal income tax cost of portfolio investments and the financial statement cost for New Century Balanced Portfolio, New Century Opportunistic Portfolio and New Century Alternative Strategies Portfolio is due to certain timing differences in the recognition of capital losses under income tax regulations and accounting principles generally accepted in the United States of America. These "book/tax" differences are temporary in nature and are due to the tax deferral of losses on wash sales and the requirement to accrue income on certain structured notes for tax purposes.

ITEM 2.     CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.     EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   New Century Portfolios
             -------------------------------------------------------------------

By (Signature and Title)*           /s/ Wayne M. Grzecki
                              --------------------------------------------------
                                    Wayne M. Grzecki, President

Date           September 9, 2009
      ------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*           /s/ Wayne M. Grzecki
                             --------------------------------------------------
                                    Wayne M. Grzecki, President

Date           September 9, 2009
      ------------------------------------------

By (Signature and Title)*           /s/ Nicole M. Tremblay
                           -----------------------------------------------------
                                    Nicole M. Tremblay, Treasurer

Date           September 9, 2009
      ------------------------------------------

* Print the name and title of each signing officer under his or her signature.